Significant accounting policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) day	Dec. 31, 2018 USD ($) day	Dec. 31, 2017 USD ($)
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 14,584	$ 15,318	$ 22,509
Additions to right-of-use assets	599
Rent expense from short-term leases	14
Variable lease payments	134
Guaranteed investment certificates [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 7,000
Investment maturity | day	90	90